Earnings Per Share Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Amount attributable to the Company:
Earnings (loss) from continuing operations for per-share calculation, Diluted	$ 207	$ (4,551)
Preferred stock dividends declared, Diluted	(289)	0
Earnings from continuing operations attributable to common shareowners for per-share calculation, Diluted	496	(4,551)
Earnings (loss) from discontinued operations for per-share calculation, Diluted	(308)	(9,028)
Net earnings (loss) attributable to GE common shareowners for per-share calculation, Diluted	(102)	(13,576)
Earnings (loss) from continuing operations for per-share calculation, basic	206	(4,551)
Preferred stock dividends	(289)	0
Earnings (loss) from discontinued operations for per-share calculation, basic	(308)	(9,028)
Net earnings (loss) attributable to GE common shareowners for per-share calculation, Basic	$ (102)	$ (13,576)
Average equivalent shares
Shares of GE common stock outstanding, Diluted	9,288	10,067
Employee compensation-related shares (including stock options) and warrants, Diluted	84	0
Total average equivalent shares, Diluted	9,372	10,067
Shares of GE common stock outstanding, Basic	9,288	10,067
Employee compensation-related shares (including stock options) and warrants, Basic	0	0
Total average equivalent shares, Basic	9,288	10,067
Per-share amounts
Earnings (loss) from continuing operations-Diluted	$ 0.02	$ (0.45)
Earnings (loss) from discontinued operations-Diluted	(0.03)	(0.9)
Net earnings (loss)-Diluted	(0.01)	(1.35)
Earnings (loss) from continuing operations-Basic	0.02	(0.45)
Earnings (loss) from discontinued operations-Basic	(0.03)	(0.9)
Net earnings (loss)-Basic	$ (0.01)	$ (1.35)
Outstanding anti-dilutive stock awards not included in computation of diluted earnings per share	33	312